Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2015

Collection Period Start	1-Nov-15	Distribution Date	15-Dec-15
Collection Period End	30-Nov-15	30/360 Days	30
Beg. of Interest Period	16-Nov-15	Actual/360 Days	29
End of Interest Period	15-Dec-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	588,487,250.24	551,572,679.70	0.5450792
Total Securities		1,011,912,858.76	588,487,250.24	551,572,679.70	0.5450792
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	34,787,195.74	16,329,910.47	0.0894790
Class A-2b Notes	0.357000%	182,500,000.00	34,787,195.74	16,329,910.47	0.0894790
Class A-3 Notes	0.800000%	242,000,000.00	242,000,000.00	242,000,000.00	1.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	18,457,285.27	13,914.88	101.1358097	0.0762459
Class A-2b Notes	18,457,285.27	10,004.22	101.1358097	0.0548176
Class A-3 Notes	0.00	161,333.33	0.0000000	0.6666667
Class A-4 Notes	0.00	99,666.67	0.0000000	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	36,914,570.54	284,919.10

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,412,923.05
Monthly Interest				2,561,959.71
Total Monthly Payments				10,974,882.76

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				498,462.51
Aggregate Sales Proceeds Advance				18,075,763.71
Total Advances				18,574,226.22

Vehicle Disposition Proceeds:
Reallocation Payments				19,224,966.04
Repurchase Payments				457,462.13
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,257,238.63
Excess Wear and Tear and Excess Mileage				175,771.13
Remaining Payoffs				0.00
Net Insurance Proceeds				568,954.21
Residual Value Surplus				503,703.14
Total Collections				57,737,204.26

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,140,312.04			964
Involuntary Repossession	134,856.00			8
Voluntary Repossession	115,297.00			7
Full Termination	3,804,947.00			245
Bankruptcy	29,554.00			2
Insurance Payoff		562,520.22		27
Customer Payoff			129,322.00	7
Grounding Dealer Payoff			4,411,732.63	212
Dealer Purchase			1,673,780.79	75
Total	19,224,966.04	562,520.22	6,214,835.42	1,547

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	30,536	668,958,580.90	7.00000%	588,487,250.24
Total Depreciation Received		(9,558,307.92)		(8,058,514.35)
Principal Amount of Gross Losses	(47)	(1,044,925.26)		(933,137.19)
Repurchase / Reallocation	(32)	(513,169.37)		(457,462.13)
Early Terminations	(737)	(14,660,851.16)		(12,826,842.67)
Scheduled Terminations	(848)	(16,407,745.81)		(14,638,614.20)
Pool Balance - End of Period	28,872	626,773,581.38		551,572,679.70

Remaining Pool Balance
Lease Payment				100,931,006.20
Residual Value				450,941,673.50
Total				551,872,679.70

III. DISTRIBUTIONS

Total Collections					57,737,204.26
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					57,737,204.26

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					423,612.53
3. Reimbursement of Sales Proceeds Advance					15,164,066.70
4. Servicing Fee:
Servicing Fee Due					490,406.04
Servicing Fee Paid					490,406.04
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					16,078,085.27

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					13,914.88

Class A-2 Notes Monthly Interest Paid					13,914.88
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					10,004.22

Class A-2 Notes Monthly Interest Paid					10,004.22
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					161,333.33

Class A-3 Notes Monthly Interest Paid					161,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	284,919.10
Total Note and Certificate Monthly Interest Paid	284,919.10
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	41,374,199.89

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	36,914,570.54

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	36,914,570.54
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,459,629.35

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,059,564.29
Required Reserve Account Amount			15,178,692.88
Beginning Reserve Account Balance			15,178,692.88
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			15,178,692.88
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,459,629.35
Gross Reserve Account Balance			19,638,322.23
Remaining Available Collections Released to Seller			4,459,629.35
Total Ending Reserve Account Balance			15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.35
Monthly Prepayment Speed			75%
Lifetime Prepayment Speed			89%

		$	units
Recoveries of Defaulted and Casualty Receivables		868,374.03
Securitization Value of Gross Losses and Casualty Receivables		933,137.19	47
Aggregate Defaulted and Casualty Gain (Loss)		(64,763.16)
Pool Balance at Beginning of Collection Period		588,487,250.24
Net Loss Ratio
Current Collection Period		-0.0110%
Preceding Collection Period		-0.0274%
Second Preceding Collection Period		-0.0442%
Third Preceding Collection Period		-0.0003%

Cumulative Net Losses for all Periods		0.2605%	2,636,246.27

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.94%	5,521,213.31	293
61-90 Days Delinquent	0.24%	1,410,211.66	73
91-120 Days Delinquent	0.05%	320,174.02	18
More than 120 Days	0.00%	25,197.60	1
Total Delinquent Receivables:	1.24%	7,276,796.59	385

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.30%	0.30%
Preceding Collection Period		0.25%	0.25%
Second Preceding Collection Period		0.21%	0.21%
Third Preceding Collection Period		0.27%	0.27%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		18,945,259.04	1198
Securitization Value		20,514,521.83	1198
Aggregate Residual Gain (Loss)		(1,569,262.79)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		99,615,470.55	6,479
Cumulative Securitization Value		109,823,854.40	6,479
Cumulative Residual Gain (Loss)		(10,208,383.85)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			27,841,540.98
Reimbursement of Outstanding Advance			15,164,066.70
Additional Advances for current period			18,075,763.71
Ending Balance of Residual Advance			30,753,237.99

Beginning Balance of Payment Advance			1,165,022.18
Reimbursement of Outstanding Payment Advance			423,612.53
Additional Payment Advances for current period			498,462.51
Ending Balance of Payment Advance			1,239,872.16

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of November 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No